SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Income (Loss) Before Provision for Income Taxes	$ 1,570	$ 65,590,000	$ 500,000	$ 77,800,000	$ 195,630	$ 41,180
Accumulated Deficit	441,080.00		441,080.00		440,050.00	250,020.00
Cash balance	$ 590		$ 590		$ 1,200
Minimum investee's outstanding voting stock percentage rate					5.00%
Advertising expenses					$ 2,120	1,270
Reserve for doubtful accounts					$ 3,000	$ 3,000.00